Goodwill and Intangible Assets by Segment (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,019,186	$ 1,018,104	$ 1,023,890
Intangible assets, net	710,549	749,045	825,905
Bracing and Vascular
Goodwill And Intangible Assets [Line Items]
Goodwill	483,258	483,258	483,258
Intangible assets, net		449,893	487,122
Recovery Sciences
Goodwill And Intangible Assets [Line Items]
Goodwill	200,001	200,001	200,001
Intangible assets, net		138,732	176,134
International
Goodwill And Intangible Assets [Line Items]
Goodwill	334,104	333,022	340,631
Intangible assets, net		131,019	150,128
Surgical Implant
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,823	1,823
Intangible assets, net		$ 29,401	$ 12,521